UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newbrook Capital Advisors LP
Address: 505 Fifth Avenue
         16th Floor
         New York, New York  10017

13F File Number:  028-12294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Reed
Title:     Chief Compliance Officer
Phone:     212.916.8965

Signature, Place, and Date of Signing:

 /s/ Christopher Reed     New York, New York/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $619,228 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100    14596    21879 SH       SOLE                    21879
AUTOZONE INC                   COM              053332102    29952    81024 SH       SOLE                    81024
COLFAX CORP                    COM              194014106    11349   309480 SH       SOLE                   309480
CONSTELLATION BRANDS INC       CL A             21036P108    23104   714190 SH       SOLE                   714190
CROWN CASTLE INTL CORP         COM              228227104    19781   308601 SH       SOLE                   308601
DOLLAR GEN CORP NEW            COM              256677105    49818   966582 SH       SOLE                   966582
EQUINIX INC                    COM NEW          29444U502    42844   207931 SH       SOLE                   207931
EXPEDIA INC DEL                COM NEW          30212P303    29729   513994 SH       SOLE                   513994
GENERAL GROWTH PPTYS INC NEW   COM              370023103    30219  1551299 SH       SOLE                  1551299
HYATT HOTELS CORP              COM CL A         448579102    12532   312121 SH       SOLE                   312121
INTERXION HOLDING N.V          SHS              N47279109     4708   207211 SH       SOLE                   207211
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    22870   551362 SH       SOLE                   551362
MASTERCARD INC                 CL A             57636Q104    20974    46457 SH       SOLE                    46457
MELCO CROWN ENTMT LTD          ADR              585464100    10312   765000 SH       SOLE                   765000
PRICELINE COM INC              COM NEW          741503403    41361    66812 SH       SOLE                    66812
ROSS STORES INC                COM              778296103    15557   240861 SH       SOLE                   240861
SBA COMMUNICATIONS CORP        COM              78388J106    28014   445374 SH       SOLE                   445374
SEASPAN CORP                   SHS              Y75638109    13009   824394 SH       SOLE                   824394
SIRIUS XM RADIO INC            COM              82967N108    38727 14952651 SH       SOLE                 14952651
SPRINT NEXTEL CORP             COM SER 1        852061100    39971  7241072 SH       SOLE                  7241072
TRANSDIGM GROUP INC            COM              893641100    25024   176386 SH       SOLE                   176386
VERISIGN INC                   COM              92343E102    25713   528101 SH       SOLE                   528101
VISA INC                       COM CL A         92826C839    50453   375731 SH       SOLE                   375731
WILLIAMS COS INC DEL           COM              969457100    18611   532194 SH       SOLE                   532194